Other Assets (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Other Assets
Prepayments for advertising or marketing	$ 1,856,390
Prepayment of celebrity endorsement fee	400,980
Total	$ 2,257,370